Schedule I - Condensed Financial Information of Registrant (Parent Company) - Statements of Income (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Financial Statements, Captions
Revenues	$ 1,273.1	$ 1,440.9	$ 2,812.0	$ 2,125.2	$ 1,113.9	$ 1,153.5	$ 2,173.8	$ 1,679.5	$ 7,651.2	$ 6,120.7	$ 5,685.7
Costs and Expenses
Operating and administrative expenses									2,012.8	1,867.6	1,877.3
Other operating income, net									(31.3)	(10.5)	(22.4)
Total costs and expenses									6,586.5	5,110.7	4,693.3
Operating income	49.2	29.5	591.0	395.0	27.5	(1.0)	515.3	468.2	1,064.7	1,010.0	992.4
Pension and other postretirement plans non-service expense									(0.6)	(5.8)	(4.4)
Income tax expense (benefit)									32.1	177.6	221.2
Equity in income of unconsolidated subsidiaries									4.3	4.3	(0.2)
Net income attributable to UGI Corporation	$ 24.4	$ 52.4	$ 276.0	$ 365.9	$ 5.0	$ (19.0)	$ 219.9	$ 230.7	718.7	436.6	364.7
Comprehensive income attributable to UGI Corporation									$ 701.7	$ 497.9	$ 324.6
Earnings per common share attributable to UGI Corporation stockholders:
Basic (in dollars per share)	$ 0.14	$ 0.30	$ 1.59	$ 2.11	$ 0.03	$ (0.11)	$ 1.27	$ 1.33	$ 4.13	$ 2.51	$ 2.11
Diluted (in dollars per share)	$ 0.14	$ 0.30	$ 1.57	$ 2.07	$ 0.03	$ (0.11)	$ 1.24	$ 1.30	$ 4.06	$ 2.46	$ 2.08
Weighted - average common shares outstanding (thousands):
Basic (in shares)	174,391	173,991	173,570	173,670	173,769	173,742	173,624	173,512	173,908	173,662	173,154
Diluted (in shares)	177,506	176,807	176,350	176,948	177,175	173,742	177,136	176,984	176,905	177,159	175,572
Parent Company
Condensed Financial Statements, Captions
Revenues									$ 0.0	$ 0.0	$ 0.0
Costs and Expenses
Operating and administrative expenses									63.4	44.5	44.3
Other operating income, net									(52.2)	(45.9)	(45.3)
Total costs and expenses									11.2	(1.4)	(1.0)
Operating income									(11.2)	1.4	1.0
Pension and other postretirement plans non-service expense									(1.3)	(1.8)	(1.4)
Intercompany interest income									0.1	0.0	0.1
Loss before income taxes									(12.4)	(0.4)	(0.3)
Income tax expense (benefit)									6.1	(5.7)	(4.0)
(Loss) income before equity in income of unconsolidated subsidiaries									(18.5)	5.3	3.7
Equity in income of unconsolidated subsidiaries									737.2	431.3	361.0
Net income attributable to UGI Corporation									718.7	436.6	364.7
Other comprehensive income (loss)									3.4	1.3	(1.1)
Equity in other comprehensive (loss) income of unconsolidated subsidiaries									(20.4)	60.0	(39.0)
Comprehensive income attributable to UGI Corporation									$ 701.7	$ 497.9	$ 324.6
Earnings per common share attributable to UGI Corporation stockholders:
Basic (in dollars per share)									$ 4.13	$ 2.51	$ 2.11
Diluted (in dollars per share)									$ 4.06	$ 2.46	$ 2.08
Weighted - average common shares outstanding (thousands):
Basic (in shares)									173,908	173,662	173,154
Diluted (in shares)									176,905	177,159	175,572